N-4	Aug. 11, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Co Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Aug. 11, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The following updates have been made to “Appendix B – Funds Available Under the Contract” in your Prospectus:

1.	Effective immediately, the header for the column titled “Average Annual Total Returns” is updated to correct the date to Dec. 31, 2022.

2.	Effective immediately, the information in the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” columns for the following Fund is hereby deleted and replaced as follows:

Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Fund Facilitation Fee	Current Expenses + Fund Facilitation Fee	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value Fund – Class II(1) Adviser: American Century Investment Management, Inc.	0.86%	0.00%	0.86%	0.31%	7.68%	10.41%

(1) This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense or fee waiver arrangement.

This Supplement should be retained for future reference.

Portfolio Companies [Table Text Block]
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Fund Facilitation Fee	Current Expenses + Fund Facilitation Fee	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value Fund – Class II(1) Adviser: American Century Investment Management, Inc.	0.86%	0.00%	0.86%	0.31%	7.68%	10.41%

(1) This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense or fee waiver arrangement.

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense or fee waiver arrangement.
American Century VP Value Fund – Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.	[1]
Portfolio Company Name [Text Block]	American Century VP Value Fund – Class II	[1]
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.	[1]
Current Expenses [Percent]	0.86%	[1]
Platform Charge [Percent]	0.00%	[1]
Current Expenses + Platform Charge [Percent]	0.86%	[1]
Average Annual Total Returns, 1 Year [Percent]	0.31%	[1]
Average Annual Total Returns, 5 Years [Percent]	7.68%	[1]
Average Annual Total Returns, 10 Years [Percent]	10.41%	[1]

[1]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense or fee waiver arrangement.